United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments
Federated Intercontinental Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS—99.2%
		Austria--6.8%
64,000		Andritz AG	$3,958,719
221,110		Erste Bank Der Oesterreichischen Sparkassen AG	13,301,643
13,000		Mayr-Melnhof Karton AG	1,027,221
214,700		OMV AG	13,749,124
77,700		Oesterreichische Elektrizitaetswirtschafts AG	5,873,446
42,900		Raiffeisen International Bank	4,722,894
420,490		Telekom Austria AG	9,089,103
144,100		va Stahl AG	7,809,508
135,500		Vienna Insurance Group	8,471,962
		TOTAL	68,003,620
		Belgium--3.2%
22,000		Bekaert SA NV	3,842,744
81,000		Belgacom SA	3,224,878
34,150		CMB SA	1,821,839
58,500		Delhaize-Le Lion	3,768,657
392,000		Fortis	5,455,080
91,510		InBev	6,357,308
25,000		KBC Groupe NV	2,387,657
120,000		Umicore SA	5,260,487
		TOTAL	32,118,650
		Brazil--3.0%
18,000	[1,2]	Aracruz Cellulose SA, ADR	995,220
73,100		Banco Bradesco SA, ADR	1,345,771
64,650		Banco Itau SA, ADR	1,228,350
126,344	[2]	Companhia Energetica de Minas Gerais, ADR	2,726,503
98,000	[2]	Companhia Siderurgica Nacional SA, ADR	3,401,580
209,820		Companhia Vale Do Rio Doce, ADR	5,570,721
26,600	[2]	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	1,191,680
71,900	[1]	Gerdau SA, ADR	1,345,249
47,880	[2]	Petroleo Brasileiro SA, ADR, Common	2,525,191
113,200	[2]	Petroleo Brasileiro SA, ADR, Preference	4,864,204
51,700	[2]	Tele Norte Leste Participacoes SA, ADR	1,200,474
34,600		Unibanco Uniao de Bancos Brasileiros SA, GDR	4,136,776
		TOTAL	30,531,719
		France--11.7%
102,577		AXA SA	3,291,651
72,100		AXA SA ADR	2,300,711
41,600	[1,2]	Arcelor Mittal	3,276,387
62,788		BNP Paribas SA	5,666,355
33,100		CNP Assurances	3,982,246
50,000		Cap Gemini SA	2,956,742
59,000		Casino Guichard-Perrachon	5,776,600
75,000		Christian Dior	7,985,094
53,500		Compagnie de Saint-Gobain SA	3,274,389
40,000	[1]	EDF Energies Nouvelles SA	2,629,926
42,000		Electricite De France	3,589,683
429,300		France Telecomm SA	12,672,923
15,600		L'Oreal SA	1,550,079
32,200		Lafarge SA	3,881,862
85,000		Lagardere S.C.A.	4,749,259
12,500		PPR SA	1,455,635
33,900		Renault SA	2,835,628
199,850		Sanofi-Aventis, ADR	7,084,682
48,000		Suez SA	2,636,581
55,000	[2]	Technip SA	4,516,464
128,040		Total SA	9,205,112
113,950		Total SA, ADR	8,190,726
38,900		Valeo SA	1,389,808
145,910		Vinci SA	8,289,696
128,050		Vivendi SA	4,952,259
		TOTAL	118,140,498
		Germany--15.3%
43,548		Allianz SE	7,273,583
218,600		BASF SE	12,601,560
150,900		Bayer AG	11,955,745
219,500	[1]	Daimler AG	12,814,410
101,980		Deutsche Bank AG	8,719,139
232,340		Deutsche Post AG	5,435,466
831,520		Deutsche Telekom AG	13,788,636
112,740		E.On AG	6,587,282
80,000		Fresenius Medical Care AG & Co. KGaA	4,298,688
60,000	[2]	Gerresheimer AG	3,025,328
32,000		K&S AG	3,877,192
35,350		MAN AG	3,465,798
38,000		Merck KGAA	4,357,191
85,794		Metro AG	4,784,812
133,936		RWE AG	14,446,496
160,000		SAP AG	8,960,925
15,000		Salzgitter AG	2,310,383
39,700		Siemens AG	4,319,026
59,000		Stada Arzneimittel AG	3,220,091
381,000	[1]	Suedzucker AG	6,476,895
79,030		ThyssenKrupp AG	3,957,563
25,590	[1]	Volkswagen AG	7,649,822
		TOTAL	154,326,031
		Hungary--2.8%
24,900		Gedeon Richter RT	4,923,166
90,000		MOL Magyar Olaj-es Gazipari RT	9,677,518
551,300		Magyar Telekom Telecommunications PLC	2,827,366
240,000		OTP Bank RT	10,733,307
		TOTAL	28,161,357
		Italy--8.5%
250,000		Alleanza Assicurazioni SpA	2,369,938
194,000		Assicurazioni Generali SpA	6,465,379
100,000		ENI SpA	3,256,041
1,085,830		Enel SpA	9,989,810
211,000	[1]	Fiat SpA	3,251,402
536,500		Finmeccanica SpA	14,365,135
1,917,064		Intesa Sanpaolo SpA	10,301,800
254,120	[1]	Luxottica Group SpA	6,413,399
310,000		Saipem SpA	12,303,825
985,000		Snam Rete Gas SpA	6,165,764
1,964,970		Unicredit SpA	10,639,214
		TOTAL	85,521,707
		Japan--6.0%
450,000		Asahi Glass Co. Ltd.	4,791,901
350,000		Bridgestone Corp.	5,877,389
64,600		Honda Motor Co. Ltd.	2,103,076
10,400		Keyence Corp.	2,117,104
510,000		Kobe Steel Ltd.	1,224,889
200,000		Kyowa Hakko Kogyo Co.	2,178,342
83,000		Matsushita Electric Industrial Co.	1,707,129
1,000		NTT DoCoMo, Inc.	1,575,072
5,300		Nintendo Corp. Ltd.	2,505,013
533,000		Nippon Express Co. Ltd.	2,484,929
480		Nippon Telegraph & Telephone Corp.	2,356,587
315,000		Nippon Yusen Kabushiki Kaisha	2,521,978
300,000		Nissan Motor Co. Ltd.	2,288,760
60,000		Nitto Denko Corp.	1,804,104
357,000		Shionogi and Co. Ltd.	8,061,517
405,100		Taiyo Nippon Sanso Corp.	3,609,701
140,000		Taiyo Yuden Co. Ltd.	1,542,598
75,000		Terumo Corp.	4,197,305
500,000		Toppan Printing Co. Ltd.	4,507,500
60,000		Toyota Motor Corp.	2,689,427
		TOTAL	60,144,321
		Korea, Republic of--10.0%
82,000		Dongbu Insurance Co. Ltd.	2,297,491
53,000		Hanwha Corporation	1,798,402
125,200		Hanjin Shipping Co. Ltd.	3,188,612
14,300		Hyundai Heavy Industries Co. Ltd.	3,120,687
110,000		Hyundai Marine & Fire Insurance Co.	1,817,629
19,000		Hyundai Mipo Dockyard Co. Ltd.	2,726,287
50,000		Hyundai Motor Co. Ltd.	3,261,372
377,400		KT Corp., ADR	7,683,864
139,500		KT Freetel Co. Ltd.	3,666,168
150,700	[1]	Kookmin Bank, ADR	8,258,360
631,330	[1]	Korea Electric Power Corp. ADR	9,501,517
12,000		Korea Line Co.	1,927,144
22,994		LG Chem Ltd.	1,989,068
88,500		LG Electronics, Inc.	8,152,326
17,500		LS Corporation	1,269,878
80,250	[1]	POSCO, ADR	8,594,775
15,000		SK Telecom Co. ADR	2,753,507
25,600		Samsung C&T Corp.	1,112,015
131,500		Samsung Electro-Mechanics Co. Ltd.	3,907,217
23,850		Samsung Electronics Co. Ltd.	11,201,199
10,200		Samsung Fire & Marine Insurance	1,852,071
60,000		Samsung Heavy Industries	1,709,850
77,800		Samsung SDI Co. Ltd.	5,909,639
71,950		Shinhan Financial Group Co. Ltd.	3,292,587
		TOTAL	100,991,665
		Netherlands--10.4%
138,000	[2]	ASML Holding NV	3,253,395
160,000		Aegon NV	1,889,246
955,000	[2]	Ahold NV	11,914,623
93,000		Akzo Nobel NV	5,674,301
35,000		Fugro NV	2,701,469
213,000	[1]	Heineken NV	9,997,805
453,080		ING Groep NV	14,191,996
136,229		Koninklijke DSM NV	7,855,076
865,000		Koninklijke KPN NV	14,686,272
313,000		Philips Electronics NV	10,169,808
220,000	[2]	Qiagen NV	4,655,248
188,000		SBM Offshore NV	4,550,457
490,203		Unilever NV	13,540,716
		TOTAL	105,080,412
		Norway—10.9%
370,320		Aker Solutions ASA	8,482,299
436,100		Den Norske Bank ASA	5,044,748
1,700,000		Det Norske Oljeselskap ASA	2,732,421
129,000	[1]	Frontline Ltd.	7,708,042
816,600		Norsk Hydro ASA	8,696,187
231,100	[2]	Petroleum Geo-Services ASA	4,965,679
150,000	[2]	Renewable Energy Corp ASA	4,624,345
160,000		Schibsted A/S	4,112,463
317,000		SeaDrill Ltd.	8,653,960
695,043		StatoilHydro ASA	21,360,769
509,452		Storebrand ASA	3,986,067
120,000	[2]	Subsea 7, Inc.	2,682,148
831,600		Telenor ASA	13,069,376
227,800		Yara International ASA	14,084,275
		TOTAL	110,202,779
		Poland--6.6%
164,528		Asseco Ploand SA	4,468,760
123,840		Bank Pekao SA	9,836,071
32,000		Bank Rozwoju Eksportu SA	4,975,652
90,500		Bank Zachodni WBK SA	7,007,653
200,000	[2]	Globe Trade Centre SA	2,186,549
216,400		KGHM Polska Miedz SA	7,354,220
24,200	[2]	PBG SA	2,516,460
5,116,140		Polskie Gornictwo Naftowe I Gazownictwo SA	7,673,282
674,900		Powszechna Kasa Oszczednosci	14,483,035
540,000		Telekomunikacja Polska SA	5,417,393
		TOTAL	65,919,075
		Turkey--3.7%
1,380,000		Akbank T.A.S.	7,095,793
200,000		Enka Insaat ve Sanayi AS	1,785,788
350,000		Eregli Demir Ve Celik Fabrikalari T.A.S.	2,357,203
177,000		Tupras Turkiye Petrol Rafinerileri AS	4,154,873
700,000		Turkcell Iletisim Hizmetleri AS	4,653,136
2,540,000		Turkiye Garanti Bankasi AS	7,546,197
2,010,000		Turkiye Is Bankasi (Isbank), Class C	9,573,779
		TOTAL	37,166,769
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,087,180,358)	996,308,603
		MUTUAL FUND—6.6%
66,006,489	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 2.56% (AT NET ASSET VALUE)	66,006,489
		TOTAL INVESTMENTS—105.5% (IDENTIFIED COST $1,153,186,847)[6]	1,062,315,092
		OTHER ASSETS AND LIABILITIES---NET---(5.5)%[7]	(55,113,364)
		TOTAL NET ASSETS---100%	$1,007,201,728

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$60,014,796	$63,069,168
2	Non-income producing security.
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At August 31, 2008, the cost of investments for federal tax purposes was $1,153,186,847. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $90,871,755. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $46,551,527 and net unrealized depreciation from investments for those securities having an excess of cost over value of $137,423,282.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$160,967,254
Level 2 – Other Significant Observable Inputs	901,347,838
Level 3 – Significant Unobservable Inputs	----
Total	$1,062,315,092

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

Federated International Strategic Value Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--92.4%
		Automobiles & Components--2.7%
3,300		Nissan Motor Co., Ltd.	$25,176
		Banks--18.0%
995		Allied Irish Banks PLC	12,710
194		BNP Paribas SA	17,508
450		Banco Bilbao Vizcaya Argentaria SA	7,601
610		Bank of Montreal	26,731
4,040		Barclays PLC	26,019
1,400		Den Norske Bank A/S	16,195
1,775		HSBC Holdings PLC	27,962
670		National Australia Bank Ltd., Melbourne	13,898
900		Westpac Banking Corp. Ltd., Sydney	17,973
		TOTAL	166,597
		Consumer Services--1.0%
255		Greek Organization of Football Prognostics	8,953
		Diversified Financials--4.4%
280		Deutsche Bank AG	23,940
525		ING Groep NV	16,445
		TOTAL	40,385
		Energy--7.7%
1,660		BP PLC	15,962
490		ENI SpA	15,955
600	[1]	Neste Oil Oyj	14,309
705	[1]	Royal Dutch Shell PLC, Class A	24,644
		TOTAL	70,870
		Food & Staples Retailing--0.8%
245		Kesko	7,550
		Food Beverage & Tobacco--4.2%
1,295		Coca-Cola Amatil Ltd.	9,492
6,065		Foster's Group Ltd.	29,020
		TOTAL	38,512
		Household & Personal Products--3.1%
4,255	[1]	Kimberly-Clark de Mexico	18,600
890	[1]	Natura Cosmeticos SA	10,363
		TOTAL	28,963
		Insurance--7.2%
565		AXA	18,131
1,310		Aegon NV	15,468
1,600		Aviva PLC	14,949
700		Sampo Oyj, Class A	17,607
		TOTAL	66,155
		Materials--2.8%
1,720		Amcor Ltd.	8,057
2,434		Rexam PLC	17,946
		TOTAL	26,003
		Media--4.6%
3,025		John Fairfax Holdings Ltd.	7,277
1,839		Pearson PLC	22,703
336		Vivendi SA	12,995
		TOTAL	42,975
		Pharmaceuticals Biotechnology & Life Sciences--8.3%
564		AstraZeneca PLC	27,472
1,097		GlaxoSmithKline PLC	25,820
335		Sanofi-Aventis	23,783
		TOTAL	77,075
		Telecommunication Services--20.5%
6,705	[1]	America Movil SAB. de CV	17,247
4,635		BT Group PLC	14,544
635		Belgacom	25,282
1,790		Deutsche Telekom AG, Class REG	29,683
1,650		Koninklijke KPN NV	28,014
529		Portugal Telecom SGPS SA	5,521
2,115		Telekomunikacja Polska SA	21,218
6,605		Telstra Corp. Ltd.	24,563
9,334		Vodafone Group PLC	23,908
		TOTAL	189,980
		Utilities--7.1%
1,780		Enel SpA	16,376
205		Fortum Corp.	8,413
2,030		National Grid PLC	26,391
1,180		Tractebel Energia SA	14,587
		TOTAL	65,767
		TOTAL COMMON STOCKS (IDENTIFIED COST $971,899)	854,961
		PREFERRED STOCK--1.8%
		Food Beverage & Tobacco--1.8%
275		Companhia de Bebidas das Americas (AmBev), Pfd. (IDENTIFIED COST $17,344)	16,925
		MUTUAL FUND--5.2%
48,064	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.56% (AT NET ASSET VALUE)	48,064
		TOTAL INVESTMENTS --- 99.4% (IDENTIFIED COST $1,037,307)[4]	919,950
		OTHER ASSETS AND LIABILITIES --- NET --- 0.6%[5]	5,671
		TOTAL NET ASSETS --- 100%	$925,621

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At August 31, 2008, the cost of investments for federal tax purposes was $1,037,307. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $117,357. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,622 and net unrealized depreciation from investments for those securities having an excess of cost over value of $122,979.

5	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$152,518
Level 2 – Other Significant Observable Inputs	767,432
Level 3 – Significant Unobservable Inputs	---
Total	$919,950

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008